Expense Example	Feb. 27, 2026 USD ($)
BondBloxx USD High Yield Bond Industrial Sector ETF | BondBloxx USD High Yield Bond Industrial Sector ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF | BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
BondBloxx USD High Yield Bond Healthcare Sector ETF | BondBloxx USD High Yield Bond Healthcare Sector ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
BondBloxx USD High Yield Bond Financial & REIT Sector ETF | BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
BondBloxx USD High Yield Bond Energy Sector ETF | BondBloxx USD High Yield Bond Energy Sector ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF | BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF | BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
BondBloxx USD High Yield Bond Sector Rotation ETF | BondBloxx USD High Yield Bond Sector Rotation ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	1,301
BondBloxx BB Rated USD High Yield Corporate Bond ETF | BondBloxx BB Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	255
BondBloxx B Rated USD High Yield Corporate Bond ETF | BondBloxx B Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
BondBloxx CCC Rated USD High Yield Corporate Bond ETF | BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF | BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF | BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	39
BondBloxx Bloomberg One Year Target Duration US Treasury ETF | BondBloxx Bloomberg One Year Target Duration US Treasury ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	39
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF | BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	16
Expense Example, with Redemption, 5 Years	28
Expense Example, with Redemption, 10 Years	64
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF | BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	16
Expense Example, with Redemption, 5 Years	28
Expense Example, with Redemption, 10 Years	64
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF | BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	16
Expense Example, with Redemption, 5 Years	28
Expense Example, with Redemption, 10 Years	64
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF | BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	16
Expense Example, with Redemption, 5 Years	28
Expense Example, with Redemption, 10 Years	64
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF | BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	24
Expense Example, with Redemption, 5 Years	42
Expense Example, with Redemption, 10 Years	96
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF | BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	13
Expense Example, with Redemption, 3 Years	40
Expense Example, with Redemption, 5 Years	71
Expense Example, with Redemption, 10 Years	160
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF | BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF | BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
BondBloxx BBB Rated 10+ Year Corporate Bond ETF | BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
BondBloxx IR+M Tax-Aware Short Duration ETF | BondBloxx IR+M Tax-Aware Short Duration ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
BondBloxx IR+M Tax-Aware Intermediate Duration ETF | BondBloxx IR+M Tax-Aware Intermediate Duration ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
BondBloxx IR+M Tax-Aware ETF for California Residents | BondBloxx IR+M Tax-Aware ETF for California Residents
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
BondBloxx IR+M Tax-Aware ETF for New York Residents | BondBloxx IR+M Tax-Aware ETF for New York Residents
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
BondBloxx Private Credit CLO ETF | BondBloxx Private Credit CLO ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	$ 847